Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.33%
Aerospace & Defense–5.30%
Axon Enterprise, Inc.(b)	30,517	$23,055,288
Curtiss-Wright Corp.	29,893	14,654,147
General Electric Co.	117,971	31,979,579
Howmet Aerospace, Inc.	128,242	23,054,064
Rocket Lab Corp.(b)(c)	262,465	12,052,393
		104,795,471
Application Software–7.12%
AppLovin Corp., Class A(b)	56,169	21,945,228
Cadence Design Systems, Inc.(b)	93,702	34,160,938
Figma, Inc., Class A	23,055	2,662,852
Guidewire Software, Inc.(b)	84,307	19,071,930
Nutanix, Inc., Class A(b)	274,765	20,654,085
Palantir Technologies, Inc., Class A(b)	168,616	26,700,344
ServiceTitan, Inc.(b)	132,747	15,492,902
		140,688,279
Asset Management & Custody Banks–0.96%
KKR & Co., Inc., Class A	129,095	18,922,745
Automobile Manufacturers–0.44%
Tesla, Inc.(b)	28,345	8,737,913
Automotive Retail–1.17%
Carvana Co.(b)	59,334	23,150,347
Broadline Retail–3.16%
Amazon.com, Inc.(b)	204,938	47,978,035
MercadoLibre, Inc. (Brazil)(b)	6,072	14,414,260
		62,392,295
Communications Equipment–2.02%
Arista Networks, Inc.(b)	323,912	39,912,437
Construction & Engineering–0.73%
Quanta Services, Inc.	35,719	14,506,557
Education Services–0.39%
Duolingo, Inc.(b)	21,989	7,620,288
Electronic Components–1.87%
Amphenol Corp., Class A	347,368	36,998,166
Electronic Manufacturing Services–3.62%
Flex Ltd.(b)	833,530	41,568,141
Jabil, Inc.	134,450	30,005,207
		71,573,348
Financial Exchanges & Data–0.70%
Coinbase Global, Inc., Class A(b)	36,499	13,787,862
Heavy Electrical Equipment–1.28%
GE Vernova, Inc.	38,333	25,310,897
Hotels, Resorts & Cruise Lines–1.18%
Booking Holdings, Inc.	4,250	23,392,255
Shares		Value
Independent Power Producers & Energy Traders–1.49%
Vistra Corp.	141,588	$29,526,762
Interactive Home Entertainment–1.85%
Roblox Corp., Class A(b)	158,284	21,809,952
Take-Two Interactive Software, Inc.(b)	66,419	14,793,504
		36,603,456
Interactive Media & Services–7.02%
Alphabet, Inc., Class A	259,355	49,770,224
Meta Platforms, Inc., Class A	115,200	89,100,288
		138,870,512
Internet Services & Infrastructure–5.95%
Cloudflare, Inc., Class A(b)	231,911	48,163,276
Shopify, Inc., Class A (Canada)(b)	199,155	24,338,733
Snowflake, Inc., Class A(b)	201,960	45,138,060
		117,640,069
Investment Banking & Brokerage–1.55%
Goldman Sachs Group, Inc. (The)	42,320	30,622,329
Movies & Entertainment–3.64%
Netflix, Inc.(b)	35,619	41,296,669
Spotify Technology S.A. (Sweden)(b)	48,893	30,633,420
		71,930,089
Restaurants–1.57%
DoorDash, Inc., Class A(b)	124,410	31,133,602
Semiconductor Materials & Equipment–3.15%
KLA Corp.	40,616	35,702,682
Lam Research Corp.	279,139	26,473,543
		62,176,225
Semiconductors–27.21%
Advanced Micro Devices, Inc.(b)	251,873	44,407,729
Allegro MicroSystems, Inc. (Japan)(b)	461,575	14,498,071
Broadcom, Inc.	331,268	97,293,412
Credo Technology Group Holding Ltd.(b)	204,626	22,826,030
Impinj, Inc.(b)(c)	86,988	13,446,605
MACOM Technology Solutions Holdings, Inc.(b)	203,017	27,841,751
Microchip Technology, Inc.	336,422	22,738,763
Monolithic Power Systems, Inc.	48,444	34,455,311
NVIDIA Corp.	1,026,953	182,664,130
SiTime Corp.(b)	101,818	20,653,781
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	236,268	57,087,074
		537,912,657
Systems Software–15.21%
Commvault Systems, Inc.(b)	113,774	21,611,371
CrowdStrike Holdings, Inc., Class A(b)	51,226	23,285,803
Microsoft Corp.	222,149	118,516,492
Monday.com Ltd.(b)	74,911	19,648,406
Oracle Corp.	236,073	59,908,245
Rubrik, Inc., Class A(b)	106,845	10,144,933
ServiceNow, Inc.(b)	25,443	23,995,802
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Systems Software–(continued)
Zscaler, Inc.(b)	82,681	$23,610,386
		300,721,438
Transaction & Payment Processing Services–0.75%
Toast, Inc., Class A(b)	304,877	14,890,193
Total Common Stocks & Other Equity Interests (Cost $1,242,061,407)		1,963,816,192
Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	3,662,544	3,662,544
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	6,843,252	6,843,252
Total Money Market Funds (Cost $10,505,796)		10,505,796
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $1,252,567,203)		1,974,321,988
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.85%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,634,124	$4,634,124
Invesco Private Prime Fund, 4.46%(d)(e)(f)	12,089,375	12,091,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,725,917)		16,725,917
TOTAL INVESTMENTS IN SECURITIES–100.71% (Cost $1,269,293,120)		1,991,047,905
OTHER ASSETS LESS LIABILITIES—(0.71)%		(14,073,265)
NET ASSETS–100.00%		$1,976,974,640
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,931,042	$45,685,556	$(50,954,054)	$-	$-	$3,662,544	$64,421
Invesco Treasury Portfolio, Institutional Class	16,924,052	84,844,605	(94,925,405)	-	-	6,843,252	123,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,874,972	41,185,258	(38,426,106)	-	-	4,634,124	47,940*
Invesco Private Prime Fund	4,876,355	108,513,596	(101,296,364)	-	(1,794)	12,091,793	120,487*
Total	$32,606,421	$280,229,015	$(285,601,929)	$-	$(1,794)	$27,231,713	$355,893

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,963,816,192	$—	$—	$1,963,816,192
Money Market Funds	10,505,796	16,725,917	—	27,231,713
Total Investments	$1,974,321,988	$16,725,917	$—	$1,991,047,905
Invesco Technology Fund